GENERAL	12 Months Ended
Dec. 31, 2018
GENERAL
GENERAL

1.    GENERAL

a.   Establishment and general information

Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk (the “Company”) was originally part of “Post en Telegraafdienst”, which was established and operated commercially in 1884 under the framework of Decree No. 7 dated March 27, 1884 of the Governor General of the Dutch Indies. Decree No. 7 was published in State Gazette No. 52 dated April 3, 1884.

In 1991, the status of the Company was changed into a state-owned limited liability corporation (“Persero”) based on Government Regulation No. 25/1991. The ultimate parent of the Company is the Government of the Republic of Indonesia (the “Government”) (Notes 1c and 21).

The Company was established based on notarial deed No. 128 dated September 24, 1991 of Imas Fatimah, S.H. Its deed of establishment was approved by the Ministry of Justice of the Republic of Indonesia in its Decision Letter No. C2‑6870.HT.01.01.Th.1991 dated November 19, 1991 and was published in State Gazette No. 5 dated January 17, 1992, Supplement No. 210. The Articles of Association has been amended several times, the latest amendments of which were about increase the flexibility and independency of Commissioners in approving the Directors’ actions at a certain threshold and changes in authorized and issued capital stocks due to the transfer of total shares of cancelation treasury stocks by deducting from equity as stated in notarial deed No. 34 and No. 35 dated May 15, 2018 of Ashoya Ratam, S.H., MKn. The latest amendments were accepted and approved by the Ministry of Law and Human Rights of the Republic of Indonesia (“MoLHR”) in its Letter No. AHU-AH.01.03-0214555 dated June 8, 2018 and MoLHR decision’s No. AHU-0013328.AH.01.02 year 2018 dated July 2, 2018.

In accordance with Article 3 of the Company’s Articles of Association, the scope of its activities is to provide telecommunication network and telecommunication and information services, and to optimize the Company’s resources to provide high quality and competitive goods and/or services to gain/pursue profit in order to increase the value of the Company with applied the Limited Company principle. In regard to achieving its objectives, the Company is involved in the following activities:

a.   Main business:

i.     Planning, building, providing, developing, operating, marketing or selling or leasing, and maintaining telecommunications and information networks in a broad sense in accordance with prevailing regulations.

ii.    Planning, developing, providing, marketing or selling, and improving telecommunications and information services in a broad sense in accordance with prevailing regulations.

iii.   Investing including equity capital in other companies in line with achieving the purposes and objectives of the Company.

b.   Supporting business:

i.     Providing payment transactions and money transferring services through telecommunications and information networks.

ii.    Performing activities and other undertakings in connection with the optimization of the Company’s resources, which among others, include the utilization of the Company’s property and equipment and moving assets, information systems, education and training, repair and maintenance facilities.

iii.   Collaborating with other parties in order to optimize the information, communication or technology resources owned by other parties as service provider in information, communication and technology industry as to achieve the purposes and objectives of the Company.

The Company’s head office is located at Jalan Japati No. 1, Bandung, West Java.

The Company was granted several networks and/or services licenses by the Government which are valid for an unlimited period of time as long as the Company complies with prevailing laws and fulfills the obligation stated in those licenses. For every license issued by the Ministry of Communication and Information (“MoCI”), an evaluation is performed annually and an overall evaluation is performed every five years. The Company is obliged to submit reports of networks and/or services annually to the Indonesian Directorate General of Post and Informatics (“DGPI”), which replaced the previous Indonesian Directorate General of Post and Telecommunications (“DGPT”).

The reports comprise information such as network development progress, service quality standard achievement, numbers of customers, license payment, and universal service contribution, while for internet telephone services for public purpose, internet interconnection service, and internet access service, there is additional information required such as operational performance, customer segmentation, traffic, and gross revenue.

Details of these licenses are as follows:

License	License No.	Type of services	Grant date/latest renewal date
License of electronic money issuer	Bank Indonesia License No. 11/432/DASP	Electronic money	July 3, 2009
License of money remittance	Bank Indonesia License No. 11/23/bd/8	Money remittance service	August 5, 2009
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate fixed domestic long distance network	839/KEP/ M.KOMINFO/05/2016	Fixed domestic long distance and basic telephone services network	May 16, 2016
License to operate fixed closed network	844/KEP/ M.KOMINFO/05/2016	Fixed closed network	May 16, 2016
License to operate fixed international network	846/KEP/ M.KOMINFO/05/2016	Fixed international and basic telephone services network	May 16, 2016
License to operate circuit switched based local fixed line network	948/KEP/ M.KOMINFO/05/2016	Circuit switched based local fixed line network	May 31, 2016
License to operate data communication system services	191/KEP/DJPPI/ KOMINFO/10/2016	Data communication system services	October 31, 2016
License to operate internet service provider	2176/KEP/ M.KOMINFO/12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/ M.KOMINFO/16/2017	Content service provider	May 16, 2017
License for the implementation of internet Interconnection services	1004/KEP/ M.KOMINFO/2018	Interconnection services	December 26, 2018

b.   Company’s Board of Commissioners, Board of Directors, Audit Committee, Corporate Secretary, and Internal Audit

1.   Boards of Commissioners and Directors

Based on resolutions made at the Annual General Meeting (“AGM”) of Stockholders of the Company as covered by notarial deed No. 54 and No. 28 of Ashoya Ratam., S.H., M.Kn., dated April 27, 2018 and April 21, 2017,  the composition of the Company’s Boards of Commissioners and Directors as of December 31, 2017 and 2018, respectively, were as follows:

	2017	2018
President Commissioner	Hendri Saparini	Hendri Saparini
Commissioner	Rinaldi Firmansyah	Edwin Hidayat Abdullah
Commissioner	Hadiyanto	Rinaldi Firmansyah
Commissioner	—	Isa Rachmatarwata
Independent Commissioner	Margiyono Darsasumarja	Margiyono Darsasumarja
Independent Commissioner*	Dolfie Othniel Fredric Palit	—
Independent Commissioner	Pamijati Pamela Johanna	Pamijati Pamela Johanna
Independent Commissioner	Cahyana Ahmadjayadi	Cahyana Ahmadjayadi
President Director	Alex Janangkih Sinaga	Alex Janangkih Sinaga
Director of Finance	Harry Mozarta Zen	Harry Mozarta Zen
Director of Digital and Strategic Portfolio	David Bangun	David Bangun
Director of Enterprise and Business Service	Dian Rachmawan	Dian Rachmawan
Director of Wholesale and International Service	Abdus Somad Arief	Abdus Somad Arief
Director of Human Capital Management	Herdy Rosadi Harman	Herdy Rosadi Harman
Director of Network, Information Technology and Solution	Zulhelfi Abidin	Zulhelfi Abidin
Director of Consumer Service	Mas'ud Khamid	Siti Choiriana

*Dolfie Othniel Fredric Palit has been appointed as a permanent candidate for the House Representatives of the Republic of Indonesia starting from September 20, 2018, hence his position as Commissioner of the Company was ended by law.

2.    Audit Committee, Corporate Secretary, and Internal Audit

The composition of the Company’s Audit Committee, Corporate Secretary, and Internal Audit as of December 31, 2017 and 2018, were as follows:

	2017	2018
Chairman	Margiyono Darsasumarja	Margiyono Darsasumarja
Secretary	Tjatur Purwadi	Tjatur Purwadi
Member	Rinaldi Firmansyah	Rinaldi Firmansyah
Member	Dolfie Othniel Fredric Palit	—
Member	Sarimin Mietra Sardi	Sarimin Mietra Sardi
Member	Cahyana Ahmadjayadi	Cahyana Ahmadjayadi
Corporate Secretary	Andi Setiawan	Andi Setiawan
Internal Audit	Harry Suseno Hadisoebroto	Harry Suseno Hadisoebroto

c.    Public offering of securities of the Company

The Company’s shares prior to its Initial Public Offering (“IPO”) totalled 8,400,000,000, consisting of 8,399,999,999 Series B shares and 1 Series A Dwiwarna share, and were wholly-owned by the Government. On November 14, 1995, 933,333,000 new Series B shares and 233,334,000 Series B shares owned by the Government were offered to the public through an IPO and listed on the Indonesia Stock Exchange (“IDX”) and 700,000,000 Series B shares owned by the Government were offered to the public and listed on the New York Stock Exchange (“NYSE”) and the London Stock Exchange (“LSE”), in the form of American Depositary Shares (“ADS”). There were 35,000,000 ADS and each ADS represented 20 Series B shares at that time.

In December 1996, the Government had a block sale of its 388,000,000 Series B shares, and in 1997, distributed 2,670,300 Series B shares as incentive to the Company’s stockholders who did not sell their shares within one year from the date of the IPO. In May 1999, the Government further sold 898,000,000 Series B shares.

To comply with Law No. 1/1995 on Limited Liability Companies, at the AGM of Stockholders of the Company on April 16, 1999, the Company’s stockholders resolved to increase the Company’s issued share capital by the distribution of 746,666,640 bonus shares through the capitalization of certain additional paid-in capital, which was made to the Company’s stockholders in August 1999. On August 16, 2007, Law No. 1/1995 on Limited Liability Companies was amended by the issuance of Law No. 40/2007 on Limited Liability Companies which became effective on the same date. Law No. 40/2007 has no effect on the public offering of shares of the Company. The Company has complied with Law No. 40/2007.

In December 2001, the Government had another block sale of 1,200,000,000 shares or 11.9% of the total outstanding Series B shares. In July 2002, the Government further sold a block of 312,000,000 shares or 3.1% of the total outstanding Series B shares.

At the AGM of Stockholders of the Company held on July 30, 2004, the minutes of which are covered by notarial deed No. 26 of A. Partomuan Pohan, S.H., LLM., the Company’s stockholders approved the Company’s 2‑for‑1 stock split for Series A Dwiwarna and Series B share. The Series A Dwiwarna share with par value of Rp500 per share was split into 1 Series A Dwiwarna share with par value of Rp250 per share and 1 Series B share with par value of  Rp250 per share. The stock split resulted in an increase of the Company’s authorized capital stock from 1 Series A Dwiwarna share and 39,999,999,999 Series B shares to 1 Series A Dwiwarna share and 79,999,999,999 Series B shares, and the issued capital stock from 1 Series A Dwiwarna share and 10,079,999,639 Series B shares to 1 Series A Dwiwarna share and 20,159,999,279 Series B shares. After the stock split, each ADS represented 40 Series B shares.

During the Extraodinary General Meeting (“EGM”) held on December 21, 2005 and the AGMs held on June 29, 2007, June 20, 2008 and May 19, 2011, the Company’s stockholders approved phase I, II, III and IV plan, respectively, of the Company’s program to repurchase its issued Series B shares (Note 23).

During the period December 21, 2005 to June 20, 2007, the Company had bought back 211,290,500 shares from the public (stock repurchase program phase I). On July 30, 2013, the Company has sold all such shares (Note 23).

At the AGM held on April 19, 2013 as covered by notarial deed No. 38 dated April 19, 2013 of Ashoya Ratam, S.H., M.Kn., the stockholders approved the changes to the Company’s plan on the treasury stock acquired under phase III (Note 23).

At the AGM held on April 19, 2013, the minutes of which were covered by notarial deed No. 38 of Ashoya Ratam, S.H., M.Kn., the stockholders approved the Company’s 5‑for‑1 stock split for Series A Dwiwarna and Series B shares. Series A Dwiwarna share with par value of Rp250 per share was split into 1 Series A Dwiwarna share with par value of Rp50 per share and 4 Series B shares with par value of Rp50 per share. The stock split resulted in an increase of the Company’s authorized capital stock from 1 Series A Dwiwarna and 79,999,999,999 Series B shares to 1 Series A Dwiwarna and 399,999,999,999 Series B shares. The issued capital stock increase from 1 Series A Dwiwarna and 20,159,999,279 Series B shares to 1 Series A Dwiwarna and 100,799,996,399 Series B shares. After the stock split, each ADS represented 200 Series B shares. Effective from October 26, 2016, the Company change the ratio of Depositary Receipt from 1 ADS representing 200 series B shares to become 1 ADS representing 100 series B shares (Note 21).

On May 16 and June 5, 2014, the Company deregistered from Tokyo Stock Exchange (“TSE”)  and delisted from the LSE, respectively.

As of December 31, 2018, all of the Company’s Series B shares are listed on the IDX and 68,824,067 ADS shares are listed on the NYSE (Note 21).

On June 25, 2010, the Company issued the second rupiah bonds with a nominal amount of Rp1,005 billion for Series A, a five-year period, and Rp1,995 billion for Series B, a ten-year period, respectively, which are listed on the IDX (Note 19b).

On June 16, 2015, the Company issued Continuous Bonds I Telkom Phase I 2015, with a nominal amount Rp2,200 billion for Series A, a seven-year period, Rp2,100 billion for Series B, a ten-year period, Rp1,200 billion for Series C, a fifteen-year period and Rp1,500 billion for Series D, a thirty-year period, respectively which are listed on the IDX (Note 19b).

On December 21, 2015, the Company sold the remaining shares of treasury shares phase III (Note 23).

On June 29, 2016, the Company sold the treasury shares phase IV (Note 23).

At the AGM held on April 27, 2018, which were covered by notarial deed No.54 of Ashoya Ratam, S.H., M.Kn., the stockholders approved for cancellation 1,737,779,800 shares of treasury stock and reduced the Company's capital stock (Note 23).

d.   Subsidiaries

As of December 31, 2017 and 2018, the Company has consolidated the following directly or indirectly owned subsidiaries (Notes 2b and 2d):

(i)	Direct subsidiaries:

		Year of start of
Subsidiary/place of		commercial	Percentage of ownership interest		Total assets before elimination
incorporation	Nature of business	operations	2017	2018	2017	2018
PT Telekomunikasi Seluler (“Telkomsel”), Jakarta, Indonesia	Telecommunication - provides telecommunication facilities and mobile celuller services using Global Systems for Mobile Communication (“GSM”) technology	1995	65	65	85,597	82,219
PT Multimedia Nusantara (“Metra”) Jakarta, Indonesia	Network telecommunication services and multimedia	1998	100	100	13,246	17,123
PT Dayamitra Telekomunikasi (“Dayamitra”) Jakarta, Indonesia	Telecommunication	1995	100	100	13,606	13,221
PT Telekomunikasi Indonesia International (“TII”), Jakarta, Indonesia	Telecommunication	1995	100	100	9,122	10,404
PT Graha Sarana Duta (“GSD”), Jakarta, Indonesia	Leasing of offices and providing building management and maintenance services, civil consultant and developer	1982	100	100	5,633	5,794
PT Telkom Akses (“Telkom Akses”) Jakarta, Indonesia	Construction, service and trade in the field of telecommunication	2013	100	100	5,716	4,244
PT PINS Indonesia (“PINS”), Jakarta, Indonesia	Telecommunication construction and services	1995	100	100	3,473	4,004
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infratel”), Jakarta, Indonesia	Construction, service and trade in the field of telecommunication	2014	100	100	1,871	3,351
PT Telkom Satelit Indonesia (“Telkomsat”), previously PT Patra Telekomunikasi Indonesia Jakarta, Indonesia	Telecommunication - provides satellite communication system, services and facilities	1996	100	100	574	3,190
PT Metra-Net (“Metra-Net”), Jakarta, Indonesia	Multimedia portal service	2009	100	100	524	782
PT Jalin Pembayaran Nusantara (“Jalin”),Jakarta, Indonesia	Payment services - principals, switching, clearing and settlement activities	2016	100	100	225	298
PT Napsindo Primatel Internasional (“Napsindo”), Jakarta, Indonesia	Telecommunication - provides Network Access Point, Voice Over Data and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

(ii)	Immediate indirect subsidiaries:

		Year of start of
Subsidiary/place of		commercial	Percentage of ownership interest		Total assets before elimination
incorporation	Nature of business	operations	2017	2018	2017	2018
PT Sigma Cipta Caraka (“Sigma”), Tangerang, Indonesia	Information technology service - system implementation and integration service, outsourcing and software license maintenance	1988	100	100	6,050	7,758
Telekomunikasi Indonesia International Pte. Ltd., ("Telin Singapore") Singapore	Telecommunication	2008	100	100	3,048	3,413
PT Infomedia Nusantara (“Infomedia”), Jakarta, Indonesia	Data and information service-provides telecommunication information services and other information services in the form of print and electronic media and call center services	1984	100	100	2,115	2,381
PT Telkom Landmark Tower (“TLT”), Jakarta, Indonesia	Service for property development and management	2012	55	55	2,009	2,128
PT Metra Digital Media (“MD Media”), Jakarta, Indonesia	Directory information services	2013	100	100	1,106	1,645
Telekomunikasi Indonesia International Ltd., ("Telin Hongkong") Hong Kong	Telecommunication	2010	100	100	710	1,185
PT Metra Digital Investama (“MDI”), Jakarta, Indonesia	Trading and/or providing service related to information and technology, multimedia, entertainment and investments	2013	100	100	658	1,178
PT Finnet Indonesia (“Finnet”) Jakarta, Indonesia	Information technology services	2006	60	60	907	1,011
TS Global Network Sdn. Bhd. (“TSGN”) Petaling Jaya, Malaysia	Satellite service	1996	49	70	815	828
Telekomunikasi Indonesia International S.A. (“TL”), Dili, Timor Leste	Telecommunication	2012	100	100	639	677
PT Swadharma Sarana Informatika ("Swadharma") Jakarta, Indonesia	System integrator services	2001	—	51	—	461
PT Melon (“Melon”), Jakarta, Indonesia	Digital content exchange hub services	2010	100	100	231	457
PT Administrasi Medika (“Ad Medika”), Jakarta, Indonesia	Health insurance administration services	2002	100	100	273	346
PT Nusantara Sukses Investasi (”NSI”), Jakarta, Indonesia	Service and trading	2014	100	100	300	286
PT Graha Yasa Selaras (“GYS”), Jakarta, Indonesia	Tourism service	2012	51	51	178	250
PT Metraplasa (“Metraplasa”), Jakarta, Indonesia	Network and e-commerce services	2012	60	60	203	167
Telekomunikasi Indonesia International Pty Ltd, ("Telkom Australia") Sydney, Australia	Telecommunication	2013	100	100	123	115
PT Nutech Integrasi ("Nutech"), Jakarta, Indonesia	System integrator	2001	60	60	60	93
Telekomunikasi Indonesia International (Malaysia) Sdn. Bhd (“Telin Malaysia”) Kuala Lumpur, Malaysia	Telecommunication	2013	49	70	23	76
Telekomunikasi Indonesia International Inc. (“Telkom USA”), Los Angeles, USA	Telecommunication	2014	100	100	36	57
PT Satelit Multimedia Indonesia (“SMI”), Jakarta, Indonesia	Satellite services	2013	99.99	100.00	18	16

(a)  Nutech

Based on notarial deed of Utiek Rochmuljati Abdurachman, S.H., M.LI, M.Kn., No. 10 and 11 dated December 13, 2017, Metra purchased 36,000 shares of Nutech (equivalent to 60% ownership) amounting to Rp24 billion. This is larger than the ownership portion of net book value amounting to Rp13 billion. As of December 31, 2017, the difference amounting to Rp11 billion was recognised as goodwill (Note 14). In accordance to independent appraisal report, fair value of net assets amounted to Rp18 billion. The difference between transaction price with the fair value of net assets amounting to Rp6 billion was recognised as goodwill (Note 14).

Nutech is engaged in providing system integrator in Information and Communication Technologies (“ICT”) total solution in many industries. This new investment is expected to strengthen the Company’s business portfolio.

(b)  Swadharma

Based on notarial deed Utiek Rochmuljati Abdurachman S.H., MLI., M.Kn, No. 3, 4, and 5 dated April 2, 2018, Metra purchased 14,600 shares of Swadharma ownership interests from Yayasan Danar Dana Swadharma, PT Tri Handayani Utama, and Koperasi Swadharma or equivalent to 36.50% ownership interests from Swadharma with purchase consideration amounting to Rp220 billion.

Swadharma is engaged in information technology and ATM management facility. This new investment is expected to strengthen the Company’s business portfolio.

Based on notarial deed N.M. Dipo Nusantara Pua Upa, S.H., MKn, No. 4 dated April 9, 2018, the Company as Metra's shareholders subscribed for 11,837 new shares issued by Swadharma with purchase consideration amounting to Rp178 billion. These acquired shares resulted in a change in composition to 51% ownership causing the Company to have control over Swadharma as a subsidiary with total purchase consideration amounting to Rp397 billion (consideration paid on acquisition of control net of cash acquired is Rp210 billion). Acquisition cost of Swadharma was higher than the ownership portion of net book value, which amounted to Rp196 billion. As of December 31, 2018, the difference was recorded as provisional goodwill. As of December 31, 2018, purchase price allocation of the acquisition is in progress.

From the date of acquisition until December 31, 2018, the total revenue and profit before tax of Swadharma included in the statements of profit or loss income and other comprehensive income amounted to Rp630 billion and Rp101 billion, respectively. If acquisition occurred since the beginning of the year, revenue and profit before tax recognised in consolidated profit and loss and other comprehensive income would increase by Rp823 billion and Rp110 billion, respectively.

(c)  CIP

Based on notarial deed Utiek Rochmuljati Abdurachman S.H., MLI., M.Kn, No. 151 and 152, dated December 28, 2018, Sigma purchased 2,493 shares of PT Collega Inti Pratama ("CIP") (equal to 67% ownership) from PT Upperco Usaha Maxima with purchase consideration paid amounting to Rp208 billion and 111 shares (equal to 3% ownership) from PT Abdi Anugerah Persada with purchase consideration paid amounting to Rp9 billion, hence Sigma owns 2,604 shares (equal to 70% ownership) causing the Company to have control over Sigma as a subsidiary with total purchase consideration amounting to Rp217 billion (consideration paid on acquisition of control net of cash acquired is Rp188 billion). Acquisition cost of CIP was higher than the ownership portion of net book value, which amounting to Rp165 billion. As of December 31, 2018, the difference was recorded as provisional goodwill. As of December 31, 2018, purchase price allocation of the acquisition is in progress.

CIP is engaged in providing information technology that focuses on developing banking sector. This new investment is expected to strengthen the Company’s business portfolio.

From the date of acquisition until December 31, 2018, the total revenue and profit before tax of CIP included in the statements of profit or loss income and other comprehensive income amounted to Rpnil. If acquisition occurred since the beginning of the year, revenue and profit before tax recognised in consolidated profit and loss and other comprehensive income would increase by Rp166 billion and Rp24 billion, respectively.

(d)  TSGN

On December 14, 2017, TII purchased the equivalent of 49% ownership in TSGN in exchange for MYR66,150,000 (equivalent to Rp220 billion). TSGN is engaged in providing ICT systems for satellite communication services, satellite bandwith services and Very Small Aperture Terminal (“VSAT”) services. Non-controlling interests of the acquiree are measured at fair value. Based on Sale and Subscription Agreement, TII controls TSGN with the ability to place and replace 3 out of 5 key management members that controls the overall business of TSGN. On April 25, 2018, TII purchased 21% of additional ownership through newly issued shares.

This acquisition will enhance synergy and utilization of assets and resources between companies in order to provide more innovative services to customers.

The fair values of the identifiable assets and liabilities acquired at acquisition date were:

Total
Assets
Cash and cash equivalents	21
Trade receivables	18
Other current assets	57
Property and equipment (Note 12)	770
Other non-current assets	20
Liabilities
Current liabilities	(422)
Non-current liabilities	(155)
Fair value of identifiable net assets acquired	309
Fair value of non-controlling interest	(157)
Goodwill (Note 14)	68
Fair value consideration transferred	220

(e)  Telin Malaysia

On April 18, 2018,  TII purchased 21% additional ownership in Telin Malaysia in exchange for contribution of MYR8,764,789 or equivalent to Rp31 billion (consideration paid on acquisition of control net of cash acquired is Rp16 billion) from Compudyne Telecommunication Systems Sdn, Bhd. Previously, Telin Malaysia was accounted for as an associate company with 49% ownership. In connection with the acquisition of Telin Malaysia’s shares, TII recognised goodwill amounting to Rp61 billion (Note 14).

Telin Malaysia’s acquisition objective is to strengthen and to grow business relationship between Malaysia and Indonesia in telecommunication sector.

From the date of acquisition until December 31, 2018, the total revenue and profit before tax of Telin Malaysia included in the statements of profit or loss and other comprehensive income amounted to Rp23 billion and Rp20 billion, respectively. If acquisition occurred since the beginning of the year, revenue and loss before tax recognised in consolidated profit and loss and other comprehensive income would increase by MYR13,323,065 (equivalent to Rp47 billion) and MYR7,888,930 (equivalent to Rp28 billion), respectively.

e.    Completion and Authorization for the issuance of the consolidated financial statements

The Company's management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board which were completed and authorized for the issuance by the Board of Directors of The Company on May 21, 2019.